Accumulated Other Comprehensive Income (Schedule Of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning of period		$ (47)
Other comprehensive loss, net of tax		(26)	$ (49)
Accumulated other comprehensive income (loss), end of period		(73)	(47)
Unrealized Gains and Losses on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning of period	[1]	(47)	2
Other comprehensive gain (loss) before reclassifications	[1]	(26)	(49)
Less amount reclassified from accumulated other comprehensive loss	[1],[2]
Other comprehensive loss, net of tax	[1]	(26)	(49)
Accumulated other comprehensive income (loss), end of period	[1]	$ (73)	$ (47)

[1]	All amounts are net of tax. Amounts in parentheses indicate a reduction of other comprehensive income.
[2]	There were no amounts reclassified out of other comprehensive income for year ended December 31, 2018 and December 31, 2017.